Segmented information	12 Months Ended
Dec. 31, 2012
Segmented information

29    Segmented information

Operating segment

The Company operates in only one operating segment: rail transportation. Operating results by geographic areas, railway corridors or other lower level components or units of operation are not reviewed by the Company’s chief operating decision maker to make decisions about the allocation of resources to, or the assessment of performance of, such geographic areas, corridors, components or units of operation.

In 2012, 2011 and 2010, no one customer comprised more than 10% of total revenues and accounts receivable.

Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2012
Revenues	$4,095	$1,600	$5,695
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,138	$4,249	$13,387

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163

2010
Revenues	$3,635	$1,346	$4,981
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458	$4,013	$12,471

FIVE-YEAR SUMMARY

Year ended December 31 (in millions of Canadian dollars, except percentages and per share data)	U.S. GAAP
	2012	2011	2010	2009	2008(1)

Revenues
Freight
Grain	$1,172	$1,100	$1,135	$1,137	$977
Coal	602	556	491	444	612
Sulphur and fertilizers	520	549	475	309	512
Forest products	193	189	185	176	241
Industrial and consumer products	1,268	1,017	903	786	772
Automotive	425	338	316	230	326
Intermodal	1,370	1,303	1,348	1,198	1,482

	5,550	5,052	4,853	4,280	4,922
Other	145	125	128	122	127

Total revenues	5,695	5,177	4,981	4,402	5,049

Operating expenses
Compensation and benefits	1,506	1,426	1,431	1,307	1,290
Fuel	999	968	728	580	1,006
Materials	238	243	214	217	258
Equipment rents	206	209	206	226	219
Depreciation and amortization	539	490	489	483	428
Purchased services and other	940	874	797	783	809
Gain on sales of significant properties	–	–	–	(79)	–
Loss on termination of lease with shortline railway	–	–	–	55	–
Asset impairment	265	–	–	–	–
Labour restructuring	53	–	–	–	–

Total operating expenses	4,746	4,210	3,865	3,572	4,010

Operating income	949	967	1,116	830	1,039
Gain on sale of partnership interest	–	–	–	81	–
Equity income (net of tax) in Dakota, Minnesota & Eastern Railroad Corporation (DM&E)	–	–	–	–	51
Less:
Other (income) and charges	37	18	(12)	12	72
Net interest expense	276	252	257	268	240

Income before income tax expense	636	697	871	631	778

Income tax expense	152	127	220	81	150

Net income	$484	$570	$651	$550	$628

Earnings per share
Basic earnings per share	$2.82	$3.37	$3.86	$3.31	$4.08
Diluted earnings per share	$2.79	$3.34	$3.85	$3.30	$4.04

Operating ratio	83.3%	81.3%	77.6%	81.1%	79.4%

(1) The 2008 figures include the results of the DM&E on an equity accounting basis through October 29, 2008 and on a consolidated basis after that date.

FIVE-YEAR SUMMARY

Additional information

The following table identifies certain significant items within our income statements in each of the years 2008 to 2012(1).

(in millions of Canadian dollars, except per share data)	2012	2011	2010	2009	2008

Asset impairment	$(265)	$–	$–	$–	$–
Tax impact recovery	95	–	–	–	–

Asset impairment (net of tax)	$(170)	$–	$–	$–	$–
Impact on diluted earnings per share	$(0.98)	$–	$–	$–	$–

Labour restructuring	$(53)	$–	$–	$–	$–
Tax impact recovery	14	–	–	–	–

Labour restructuring (net of tax)	$(39)	$–	$–	$–	$–
Impact on diluted earnings per share	$(0.22)	$–	$–	$–	$–

Management transition costs	$(42)	$–	$–	$–	$–
Tax impact recovery	13	–	–	–	–

Management transition costs (net of tax)	$(29)	$–	$–	$–	$–
Impact on diluted earnings per share	$(0.17)	$–	$–	$–	$–

Gain on sale of partnership interest	$–	$–	$–	$81	$–
Tax impact (expense)	–	–	–	(12)	–

Gain on sale of partnership interest (net of tax)	$–	$–	$–	$69	$–
Impact on diluted earnings per share	$–	$–	$–	$0.41	$–

Gain on sales of significant properties	$–	$–	$–	$79	$–
Tax impact (expense)	–	–	–	(11)	–

Gain on sale of significant properties (net of tax)	$–	$–	$–	$68	$–
Impact on diluted earnings per share	$–	$–	$–	$0.41	$–

Loss on termination of lease with shortline railway	$–	$–	$–	$(55)	$–
Tax impact recovery	–	–	–	17	–

Loss on termination of lease with shortline railway (net of tax)	$–	$–	$–	$(38)	$–
Impact on diluted earnings per share	$–	$–	$–	$(0.23)	$–

Advisory costs related to shareholder matters	$(27)	$(6)	$–	$–	$–
Tax impact recovery	7	1	–	–	–

Advisory costs related to shareholder matters (net of tax)	$(20)	$(5)	$–	$–	$–
Impact on diluted earnings per share	$(0.12)	$(0.03)	$–	$–	$–

Income tax (expense) benefit resulting from rate changes and the resolution and settlement of certain matters related to prior years	$(11)	$37	$–	$56	$–
Impact on diluted earnings per share	$(0.06)	$0.22	$–	$0.34	$–

The above items increased (decreased) the following:
Total operating expenses	$360	$–	$–	$–	$–
Operating income	$(360)	$–	$–	$–	$–
Other income and charges	$(27)	$(6)	$–	$–	$–
Net income	$(269)	$32	$–	$155	$–
Diluted earnings per share	$(1.55)	$0.19	$–	$0.93	$–

(1) Significant items are discussed further in the Management’s Discussion and Analysis, Section 15 Non-GAAP Measures.